Quarterly Holdings Report

for

Fidelity® Momentum Factor ETF

April 30, 2019

T21-QTLY-0619

1.9880056.102

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
COMMUNICATION SERVICES – 8.9%
Diversified Telecommunication Services – 1.5%
Verizon Communications, Inc.	28,554	$1,633,003

Entertainment – 2.1%
The Walt Disney Co.	11,944	1,635,970
World Wrestling Entertainment, Inc. Class A	8,272	693,607

		2,329,577

Interactive Media & Services – 4.5%
Alphabet, Inc. Class A (a)	2,998	3,594,482
IAC/InterActiveCorp. (a)	3,467	779,520
TripAdvisor, Inc. (a)	12,037	640,730

		5,014,732

Media – 0.2%
Fox Corp. Class A (a)	6,506	253,669

Wireless Telecommunication Services – 0.6%
Telephone & Data Systems, Inc.	18,804	599,471

TOTAL COMMUNICATION SERVICES		9,830,452

CONSUMER DISCRETIONARY – 10.6%
Hotels, Restaurants & Leisure – 2.0%
McDonald’s Corp.	6,017	1,188,779
Starbucks Corp.	12,670	984,205

		2,172,984

Internet & Direct Marketing Retail – 4.0%
Amazon.com, Inc. (a)	1,944	3,745,155
Etsy, Inc. (a)	10,120	683,505

		4,428,660

Specialty Retail – 2.5%
Advance Auto Parts, Inc.	3,602	599,085
Burlington Stores, Inc. (a)	3,339	563,990
O’Reilly Automotive, Inc. (a)	1,849	699,976
The TJX Cos., Inc.	15,528	852,177

		2,715,228

Textiles, Apparel & Luxury Goods – 2.1%
Deckers Outdoor Corp. (a)	4,222	667,962
Lululemon Athletica, Inc. (a)	3,988	703,284
NIKE, Inc. Class B	11,459	1,006,444

		2,377,690

TOTAL CONSUMER DISCRETIONARY		11,694,562

CONSUMER STAPLES – 6.8%
Beverages – 2.1%
PepsiCo, Inc.	8,921	1,142,334
The Coca-Cola Co.	22,979	1,127,350

		2,269,684

Food & Staples Retailing – 1.7%
Costco Wholesale Corp.	3,478	853,953
Walmart, Inc.	9,545	981,608

		1,835,561

Food Products – 0.8%
Hormel Foods Corp.	9,829	392,570

	Shares	Value
McCormick & Co., Inc. (non-vtg.) (b)	3,499	$538,741

		931,311

Household Products – 2.2%
Church & Dwight Co., Inc.	6,706	502,615
The Clorox Co.	3,022	482,704
The Procter & Gamble Co.	13,775	1,466,762

		2,452,081

TOTAL CONSUMER STAPLES		7,488,637

ENERGY – 4.8%
Oil, Gas & Consumable Fuels – 4.8%
Cheniere Energy, Inc. (a)	5,118	329,343
Chevron Corp.	10,067	1,208,644
ConocoPhillips	8,757	552,742
Exxon Mobil Corp.	20,700	1,661,796
HollyFrontier Corp.	5,630	268,720
Kinder Morgan, Inc.	22,918	455,381
Marathon Petroleum Corp.	6,947	422,864
ONEOK, Inc.	5,978	406,085

TOTAL ENERGY		5,305,575

FINANCIALS – 13.8%
Banks – 3.4%
First Financial Bankshares, Inc.	11,359	698,806
JPMorgan Chase & Co.	19,835	2,301,852
Popular, Inc.	12,805	738,976

		3,739,634

Capital Markets – 1.6%
CME Group, Inc.	5,158	922,766
Intercontinental Exchange, Inc.	11,136	905,914

		1,828,680

Consumer Finance – 1.8%
American Express Co.	9,414	1,103,603
Credit Acceptance Corp. (a)(b)	1,761	873,844

		1,977,447

Diversified Financial Services – 2.2%
Berkshire Hathaway, Inc. Class B (a)	11,052	2,395,079

Insurance – 4.8%
Aflac, Inc.	17,292	871,171
Aon PLC	5,312	956,904
Arthur J Gallagher & Co.	9,838	822,653
Assured Guaranty Ltd.	17,211	820,965
Marsh & McLennan Cos., Inc.	9,713	915,839
The Progressive Corp.	12,430	971,404

		5,358,936

TOTAL FINANCIALS		15,299,776

HEALTH CARE – 13.0%
Health Care Equipment & Supplies – 4.4%
Abbott Laboratories	19,447	1,547,204
Boston Scientific Corp. (a)	29,340	1,089,101
DexCom, Inc. (a)	6,803	823,639

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Common Stocks – continued

	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Medtronic PLC	15,630	$1,388,100

		4,848,044

Health Care Providers & Services – 4.2%
Amedisys, Inc. (a)	7,051	901,259
Anthem, Inc.	4,032	1,060,537
HCA Healthcare, Inc.	7,591	965,803
UnitedHealth Group, Inc.	7,194	1,676,705

		4,604,304

Pharmaceuticals – 4.4%
Eli Lilly & Co.	11,339	1,327,117
Merck & Co., Inc.	22,558	1,775,540
Pfizer, Inc.	44,427	1,804,180

		4,906,837

TOTAL HEALTH CARE		14,359,185

INDUSTRIALS – 9.6%
Aerospace & Defense – 3.3%
Axon Enterprise, Inc. (a)	11,249	714,312
HEICO Corp.	7,056	744,620
The Boeing Co.	3,561	1,344,954
TransDigm Group, Inc. (a)	1,633	787,955

		3,591,841

Airlines – 1.1%
Spirit Airlines, Inc. (a)	9,836	534,882
United Continental Holdings, Inc. (a)	7,318	650,277

		1,185,159

Commercial Services & Supplies – 0.7%
Waste Management, Inc.	7,439	798,502

Professional Services – 1.3%
Insperity, Inc.	5,420	648,015
Verisk Analytics, Inc.	5,444	768,366

		1,416,381

Road & Rail – 2.7%
CSX Corp.	11,753	935,891
Norfolk Southern Corp.	4,438	905,441
Union Pacific Corp.	6,469	1,145,272

		2,986,604

Trading Companies & Distributors – 0.5%
WW Grainger, Inc.	2,088	588,816

TOTAL INDUSTRIALS		10,567,303

INFORMATION TECHNOLOGY – 22.7%
Communications Equipment – 2.2%
Ciena Corp. (a)	17,941	688,217
Cisco Systems, Inc.	31,885	1,783,965

		2,472,182

IT Services – 6.6%
Automatic Data Processing, Inc.	6,472	1,063,932
Mastercard, Inc. Class A	6,748	1,715,612
Okta, Inc. (a)	8,336	867,194

	Shares	Value
Twilio, Inc. Class A (a)	6,258	$858,222
VeriSign, Inc. (a)	4,334	855,748
Visa, Inc. Class A	11,892	1,955,402

		7,316,110

Semiconductors & Semiconductor Equipment – 0.8%
Advanced Micro Devices, Inc. (a)	30,601	845,506

Software – 9.1%
Adobe, Inc. (a)	4,612	1,334,021
Atlassian Corp. PLC Class A (a)	7,164	789,115
Coupa Software, Inc. (a)	7,813	807,317
Microsoft Corp.	37,096	4,844,738
Salesforce.com, Inc. (a)	7,398	1,223,259
The Trade Desk, Inc. Class A (a)	4,782	1,059,117

		10,057,567

Technology Hardware, Storage & Peripherals – 4.0%
Apple, Inc.	21,923	4,399,288

TOTAL INFORMATION TECHNOLOGY		25,090,653

MATERIALS – 2.9%
Chemicals – 2.2%
Air Products & Chemicals, Inc.	2,038	419,400
CF Industries Holdings, Inc.	5,208	233,214
Ecolab, Inc.	2,210	406,817
Linde PLC	3,371	607,657
RPM International, Inc.	3,806	230,834
The Mosaic Co.	7,208	188,201
The Sherwin-Williams Co.	787	357,951

		2,444,074

Containers & Packaging – 0.5%
Aptargroup, Inc.	2,143	238,387
Ball Corp.	5,020	300,899

		539,286

Metals & Mining – 0.2%
Cleveland-Cliffs, Inc.	18,695	186,763

TOTAL MATERIALS		3,170,123

REAL ESTATE – 3.6%
Equity Real Estate Investment Trusts (REITs) – 3.6%
American Tower Corp.	2,551	498,210
Apartment Investment & Management Co. Class A	3,339	164,813
AvalonBay Communities, Inc.	1,261	253,373
Crown Castle International Corp.	2,840	357,215
Equity Lifestyle Properties, Inc.	1,630	190,221
Equity Residential	3,347	255,778
Essex Property Trust, Inc.	777	219,502
Medical Properties Trust, Inc.	8,848	154,486
National Retail Properties, Inc.	3,187	167,700
Omega Healthcare Investors, Inc.	4,148	146,798
Realty Income Corp.	3,212	224,872
Simon Property Group, Inc.	1,970	342,189
STORE Capital Corp.	4,919	163,901
Sun Communities, Inc.	1,570	193,236

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Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
UDR, Inc.	4,299	$193,240
Ventas, Inc.	3,569	218,102
Welltower, Inc.	3,284	244,756

TOTAL REAL ESTATE		3,988,392

UTILITIES – 3.1%
Electric Utilities – 2.1%
Duke Energy Corp.	5,698	519,202
Entergy Corp.	3,475	336,728
Exelon Corp.	8,946	455,799
FirstEnergy Corp.	8,202	344,730
NextEra Energy, Inc.	3,267	635,235

		2,291,694

Gas Utilities – 0.2%
New Jersey Resources Corp.	5,431	271,985

Independent Power and Renewable Electricity Producers – 0.5%
AES Corp.	17,647	302,117
NRG Energy, Inc.	7,168	295,106

		597,223

Multi-Utilities – 0.3%
Ameren Corp.	4,511	328,265

TOTAL UTILITIES		3,489,167

TOTAL COMMON STOCKS (Cost $99,193,939)		110,283,825

Money Market Funds – 1.2%

	Shares	Value
Fidelity Cash Central Fund, 2.49% (c)	129,176	$129,202
Fidelity Securities Lending Cash Central Fund, 2.49% (c)(d)	1,200,080	1,200,200

TOTAL MONEY MARKET FUNDS (Cost $1,329,402)		1,329,402

TOTAL INVESTMENT IN SECURITIES – 101.0% (Cost $100,523,341)		111,613,227

NET OTHER ASSETS (LIABILITIES) – (1.0%)		(1,152,536)

NET ASSETS – 100.0%		$110,460,691

Legend

(a)	Non-income producing.

(b)	Security or a portion of the security is on loan at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$2,011

Fidelity Securities Lending Cash Central Fund	572

Total	$2,583

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

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Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

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